Average Annual Total Returns{- Fidelity Sustainability Bond Index Fund} - 08.31 Fidelity Sustainability Bond Index Fund PRO-04 - Fidelity Sustainability Bond Index Fund	Fidelity Sustainability Bond Index Fund Return Before Taxes Past 1 year	Fidelity Sustainability Bond Index Fund Return Before Taxes Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Since Inception		IXYQV Past 1 year	IXYQV Since Inception
Total	8.29%	6.62%	[1]	6.91%	5.29%	[1]	4.91%	4.49%	[1]	8.53%	6.83%	[1]

[1]	(a)From June 19, 2018